CONTRACT COSTS	12 Months Ended
Dec. 31, 2022
CONTRACT COSTS
CONTRACT COSTS

10.  CONTRACT COSTS

Movement of contract costs for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Cost to obtain	Cost to fulfill	Total
At January 1, 2021	1,245	463	1,708
Addition current year	568	757	1,325
Amortization during the year	(281)	(488)	(769)
At December 31, 2021	1,532	732	2,264
Current	(312)	(344)	(656)
Non-current	1,220	388	1,608

	2022
	Cost to obtain	Cost to fulfill	Total
At January 1, 2022	1,532	732	2,264
Addition current year	360	640	1,000
Amortization during the year	(338)	(514)	(852)
At December 31, 2022	1,554	858	2,412
Current	(354)	(317)	(671)
Non-current	1,200	541	1,741

There is no provision for impairment of contract costs as of December 31, 2021 and 2022.